Stock Based Compensation (Details 1) - 2015 Equity Incentive Plan - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,464,052	$ 2,490,034	$ 12,450,079	$ 11,177,858
Equity-classified compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	2,464,052	98,172	10,058,217	8,925
Liability-classified compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 2,391,862	$ 2,391,862	$ 11,168,933